UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22438

Voya Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets High Dividend Equity Fund

The schedules are not audited.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 88.3%
		Brazil: 4.7%
366,992		Cia Hering	$1,821,911	1.1
351,261		Duratex SA	711,444	0.4
829,534		EcoRodovias Infraestrutura e Logistica SA	1,937,676	1.2
185,898		Engie Brasil Energia SA	1,970,534	1.2
213,300		Totvs S.A.	1,356,598	0.8
			7,798,163	4.7

		Chile: 3.0%
94,200		Banco Santander Chile ADR	2,040,372	1.2
9,220,250		Enersis Americas SA	1,499,529	0.9
15,541,709		Enersis Chile SA	1,461,759	0.9
			5,001,660	3.0

		China: 31.0%
57,210	@	Alibaba Group Holding Ltd. ADR	5,378,884	3.3
398,000		Beijing Enterprises Holdings Ltd.	1,839,448	1.1
4,176,000		China BlueChemical Ltd.	954,074	0.6
6,901,000		China Construction Bank	5,145,096	3.1
448,000		China Mobile Ltd.	4,892,596	3.0
594,000		China Overseas Land & Investment Ltd.	1,710,755	1.0
2,749,200		China Petroleum & Chemical Corp.	1,971,394	1.2
700,000		China Resources Land Ltd.	1,695,898	1.0
1,204,000		China Resources Power Holdings Co.	1,979,382	1.2
481,000		China Shineway Pharmaceutical Group Ltd.	512,803	0.3
1,454,000		China State Construction International Holdings Ltd.	2,345,422	1.4
1,718,000		China Unicom Hong Kong Ltd.	2,082,442	1.3
1,881,171		COSCO Shipping Ports, Ltd.	1,966,886	1.2
5,990,000		Datang International Power Generation Co., Ltd.	1,609,962	1.0
1,582,000		Harbin Electric Co. Ltd.	748,769	0.5
244,500		Hengan International Group Co., Ltd.	1,925,742	1.2
7,111,592		Industrial & Commercial Bank of China	4,345,784	2.6
3,168,000		Lenovo Group Ltd.	1,959,657	1.2
4,704,500		Parkson Retail Group Ltd.	485,133	0.3
2,876,000		PetroChina Co., Ltd.	1,962,221	1.2
670,000		Shanghai Industrial Holdings Ltd.	1,885,794	1.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
747,419		Shanghai Pharmaceuticals Holding Co. Ltd.	$1,868,314	1.1
1,783,000		Zhejiang Expressway Co., Ltd.	1,903,892	1.1
			51,170,348	31.0

		Egypt: 0.3%
245,707	@	Global Telecom Holding GDR	422,616	0.3

		Hong Kong: 1.5%
297,859		AIA Group Ltd.	1,813,690	1.1
17,170,000	@	Emperor Watch & Jewellery Ltd.	609,874	0.4
			2,423,564	1.5

		India: 8.2%
437,012		Coal India Ltd.	1,967,118	1.2
247,363		GAIL India Ltd.	1,533,512	0.9
244,319		ICICI Bank Ltd. ADR	1,915,461	1.1
585,092		ITC Ltd.	1,988,672	1.2
797,358		NTPC Ltd.	1,899,195	1.2
514,040	@	Punjab National Bank	1,033,398	0.6
123,930		Reliance Industries Ltd.	1,790,312	1.1
247,777		Tata Steel Ltd.	1,497,108	0.9
			13,624,776	8.2

		Malaysia: 2.7%
1,291,077		Berjaya Sports Toto BHD	904,852	0.5
1,701,800		CIMB Group Holdings Bhd	1,737,833	1.1
2,585,100		IJM Corp. Bhd	1,867,389	1.1
			4,510,074	2.7

		Mexico: 1.5%
1,732,792		Grupo Financiero Santander Mexico SAB de CV	2,432,107	1.5

		Poland: 1.4%
95,676	@	PKP Cargo SA	1,092,686	0.7
962,976		Orange Polska SA	1,233,194	0.7
			2,325,880	1.4

		Russia: 5.0%
722,764		Gazprom PJSC ADR	3,353,625	2.0
31,411	@	Lukoil OAO	1,558,508	0.9
34,949		Lukoil PJSC ADR	1,719,840	1.1
101,580		MMC Norilsk Nickel PJSC ADR	1,698,418	1.0
			8,330,391	5.0

		Singapore: 1.3%
1,578,000		First Resources Ltd.	2,095,654	1.3

		South Africa: 6.4%
131,468		Barclays Africa Group Ltd.	1,466,841	0.9
1,017,901		Growthpoint Properties Ltd.	1,796,113	1.1

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Africa: (continued)
377,001		MTN Group Ltd.	$3,020,985	1.8
2,672,475		PPC Ltd.	1,046,019	0.6
93,885		Shoprite Holdings Ltd.	1,244,434	0.8
191,102		Standard Bank Group Ltd.	2,043,034	1.2
			10,617,426	6.4

		South Korea: 11.4%
91,488		Hite Jinro Co. Ltd.	1,702,004	1.0
62,987		Hyundai Marine & Fire Insurance Co., Ltd.	1,961,253	1.2
9,049		Hyundai Motor Co.	1,027,933	0.6
49,022		Korea Electric Power Corp.	1,945,006	1.2
75,578		KT Corp.	1,926,975	1.2
59,499		LG Display Co., Ltd.	1,423,609	0.9
6,599		POSCO	1,412,811	0.8
2,900		Samsung Electronics Co., Ltd.	4,315,712	2.6
81,982		Shinhan Financial Group Co., Ltd.	3,089,371	1.9
			18,804,674	11.4

		Taiwan: 8.9%
198,000		Catcher Technology Co., Ltd.	1,434,215	0.9
2,401,000		Cathay Financial Holding Co., Ltd.	3,517,827	2.1
3,894,420		CTBC Financial Holding Co. Ltd.	2,133,470	1.3
58,583		MediaTek, Inc.	405,632	0.2
139,000		Phison Electronics Corp.	1,057,564	0.6
744,000		Quanta Computer, Inc.	1,382,228	0.8
647,186		Taiwan Semiconductor Manufacturing Co., Ltd.	3,721,597	2.3
653,110	@	TPK Holding Co. Ltd.	1,098,989	0.7
			14,751,522	8.9

		Turkey: 1.0%
1,998,762		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,678,344	1.0

	Total Common Stock
	(Cost $172,771,347)		145,987,199	88.3

PREFERRED STOCK: 7.7%
		Brazil: 2.3%
312,502		Gerdau SA	1,252,022	0.8
719,141	@	Randon SA Implementos e Participacoes	754,853	0.4
138,676		Telefonica Brasil SA	1,851,720	1.1
			3,858,595	2.3

		Russia: 1.9%
1,740,796	@	Sberbank of Russia	3,156,746	1.9

		South Korea: 3.5%
22,071		Hyundai Motor Co.- Series 2	1,874,483	1.2

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		South Korea: (continued)
3,335	Samsung Electronics Co., Ltd. - Pref	$3,855,642	2.3
		5,730,125	3.5

	Total Preferred Stock
	(Cost $11,899,458)	12,745,466	7.7

	Total Long-Term Investments
	(Cost $184,670,805)	158,732,665	96.0

SHORT-TERM INVESTMENTS: 4.4%
		Mutual Funds: 4.4%
7,266,514	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310%
	(Cost $7,266,514)	7,266,514	4.4

	Total Short-Term Investments
	(Cost $7,266,514)	7,266,514	4.4

	Total Investments in Securities (Cost $191,937,319)	$165,999,179	100.4
	Liabilities in Excess of Other Assets	(661,679)	(0.4)
	Net Assets	$165,337,500	100.0

@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Cost for federal income tax purposes is $193,198,419.
Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,479,100
Gross Unrealized Depreciation	(35,678,340)

Net Unrealized Depreciation	$(27,199,240)

Sector Diversification	Percentage of Net Assets
Financials	22.8%
Information Technology	16.6
Industrials	9.8
Telecommunication Services	9.4
Energy	8.7
Utilities	8.5
Consumer Staples	5.5
Materials	5.1
Real Estate	4.1
Consumer Discretionary	4.1
Health Care	1.4
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

 Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Common Stock
Brazil	$7,798,163	$–	$–	$7,798,163
Chile	5,001,660	–	–	5,001,660
China	5,378,884	45,791,464	–	51,170,348
Egypt	422,616	–	–	422,616
Hong Kong	–	2,423,564	–	2,423,564
India	1,915,461	11,709,315	–	13,624,776
Malaysia	904,852	3,605,222	–	4,510,074
Mexico	2,432,107	–	–	2,432,107
Poland	1,092,686	1,233,194	–	2,325,880
Russia	6,771,883	1,558,508	–	8,330,391
Singapore	–	2,095,654	–	2,095,654
South Africa	1,046,019	9,571,407	–	10,617,426
South Korea	–	18,804,674	–	18,804,674
Taiwan	–	14,751,522	–	14,751,522
Turkey	–	1,678,344	–	1,678,344
Total Common Stock	32,764,331	113,222,868	–	145,987,199
Preferred Stock	3,858,595	8,886,871	–	12,745,466
Short-Term Investments	7,266,514	–	–	7,266,514
Total Investments, at fair value	$43,889,440	$122,109,739	$–	$165,999,179
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(594,843)	$–	$(594,843)
Total Liabilities	$–	$(594,843)	$–	$(594,843)

(1)	For the period ended November 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At November 30, 2016, securities valued at $1,869,198 were transferred from Level 2 to Level 1 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2016, the following over-the-counter written options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
477,200	BNP Paribas S.A.	Call on iShares MSCI Emerging Markets ETF	35.930	USD	12/02/16	$481,400	$(28,204)
469,700	Morgan Stanley & Co. International PLC	Call on iShares MSCI Emerging Markets ETF	34.573	USD	12/16/16	357,432	(566,639)
		Total Written OTC Options				$838,832	$(594,843)

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2016 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type
Equity contracts	Written options	$594,843
Total Liability Derivatives		$594,843

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2016:

	BNP Paribas S.A.	Morgan Stanley & Co. International PLC	Totals
Liabilities:
Written options	$28,204	$566,639	$594,843
Total Liabilities	$28,204	$566,639	$594,843

Net OTC derivative instruments by counterparty, at fair value	$(28,204)	$(566,639)	(594,843)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(28,204)	$(566,639)	$(594,843)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Emerging Markets High Dividend Equity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 20, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 20, 2017